Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity (Parentheticals) [Line Items]
Net unrealized losses on available-for-sale securities, tax effects		$ 5,728	$ (5,728)
Reclassification adjustment of available-for-sale securities, tax effects
Accumulated Other Comprehensive Income (Loss) [Member] | Parent Company [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity (Parentheticals) [Line Items]
Net unrealized losses on available-for-sale securities, tax effects		5,728	(5,728)
Reclassification adjustment of available-for-sale securities, tax effects
Accumulated Other Comprehensive Income (Loss) [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity (Parentheticals) [Line Items]
Net unrealized losses on available-for-sale securities, tax effects		5,728	(5,728)
Parent Company [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity (Parentheticals) [Line Items]
Net unrealized losses on available-for-sale securities, tax effects		5,728	(5,728)
Reclassification adjustment of available-for-sale securities, tax effects